Share-Based Compensation Plans - Schedule of Valuation Assumptions for Non-Qualified Stock Options (Details) - Non-qualified Stock Options	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 grant_date $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.10%	2.48%
Dividend yield		0.00%	0.46%
Volatility factor		60.00%	27.97%
Expected term		4 years	5 years
Number of Options Granted (in shares) | shares	0	1,000,000	779,300
Weighted Average Grant Date Fair Value in dollars per share) | $ / shares		$ 1.61	$ 5.31
Number of grant dates | grant_date			2